GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and benefits	$ 4,321	$ 1,918
Office and miscellaneous	1,344	1,591
Professional fees	899	1,326
Management and consulting fees	999	490
Investor relations	379	270
Regulatory and compliance fees	197	176
Directors fees	195	170
Travel and promotion	192	132
Depreciation	164	153
General and administrative expenses	$ 8,690	$ 6,226